CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2013
CONVERTIBLE NOTES
Schedule of carrying amount of the convertible notes

	As of December 31,
	2012	2013

Principal	$8,000	$8,000
Debt discount	(2,096)	(2,096)
Accumulated amortization of debt discount	1,140	2,096
Accrued interest	744	1,157
Interest paid	—	(1,157)
Conversion of convertible notes upon IPO	—	(8,000)
Carrying amount	$7,788	$—

Schedule of amortization of debt discount and interest expense recognized related to the convertible notes
	2012	2013

Amortization of debt discount	$1,140	$956
Interest at coupon rate	744	413
Total expense recognized	$1,884	$1,369